Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income and expenses:
Other operating income and expenses	$ 14	$ 11	$ 9
Impairment charges
Impairment charges	0	(18)	(16)
Profit before tax	485	656	632
Tax on exceptional items	27	88	12
Tax	(133)	(115)	(173)
Exceptional items before tax analysed as:
Exceptional items before tax	(104)	4	(29)
Americas [member]
Impairment charges
Impairment charges		(18)	(16)
Exceptional items [member]
Administrative expenses:
Acquisition and integration costs	(15)	(15)	(13)
Litigation	(18)
Reorganisation costs	(56)	(36)
Pension settlement cost	(15)
Administrative expenses	(104)	(51)	(13)
Other operating income and expenses:
Gain on disposal of equity securities measured at fair value	0	73
Other operating income and expenses	0	73
Impairment charges
Impairment charges	0	(18)	(16)
Profit before tax	(104)	4	(29)
Tax on exceptional items	22	(2)	12
Exceptional tax	5	90
Tax	27	88	12
Exceptional items before tax analysed as:
Exceptional items before tax	(104)	4	(29)
Exceptional items [member] | Associates [member]
Impairment charges
Associates	0	(18)	(16)
Exceptional items [member] | Americas [member]
Exceptional items before tax analysed as:
Exceptional items before tax	(36)	37	$ (29)
Exceptional items [member] | EMEAA [member]
Exceptional items before tax analysed as:
Exceptional items before tax	(12)	(4)
Exceptional items [member] | Greater China [member]
Exceptional items before tax analysed as:
Exceptional items before tax	(1)
Exceptional items [member] | Central [member]
Exceptional items before tax analysed as:
Exceptional items before tax	$ (55)	$ (29)